CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired	$ 1,599